Administrative Expense (Details) - Schedule of Administrative Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Administrative Expense [Abstract]
Labor	$ 146,138	$ 53,550,086	$ 3,155,246
Audit fee	298,516	247,782	200,000
Professional and other service fee	480,646	969,072	2,666,804
Depreciation and amortization charges	286,334	299,547	21,603
Decoration	3,686	133,502	155,665
Rental	81,304	4,661	65,724
Travelling and entertainment	74,861	89,272	203,634
Others	705,391	749,819	389,534
Total	$ 2,076,876	$ 56,043,741	$ 6,858,210